Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
The Company’s segments are summarized in the following tables:

	2019
	Fekola Mine	Masbate Mine	Otjikoto Mine	Limon Mine	Libertad Mine	Other Mineral Properties	Corporate & Other	Discont. Operations	Total
	$	$	$	$	$	$	$	$	$

External gold revenue	617,452	293,875	247,251	47,122	81,947	—	30,000	(162,010)	1,155,637
Intersegment gold revenue	—	—	—	16,532	16,409	—	(32,941)	—	—
Production costs	167,667	124,534	81,977	36,860	74,543	—	—	(111,403)	374,178
Depreciation & depletion	116,782	50,701	83,823	10,730	6,955	—	973	(17,685)	252,279
(Reversal) impairment of long-lived assets	—	(100,477)	—	—	—	—	—	—	(100,477)
Write-down mineral property interests	—	—	—	—	—	7,277	—	—	7,277
Current income tax, withholding and other taxes	93,483	19,619	1,344	2,146	5,849	—	3	(7,995)	114,449
Net income (loss)	167,389	142,913	36,918	2,288	4,694	(7,395)	(30,966)	—	315,841
Capital expenditures	147,334	29,865	58,540	33,521	20,390	25,922	319	—	315,891
Total assets	1,217,269	624,008	451,492	—	—	302,639	87,663	—	2,683,071

	2018
	Fekola Mine	Masbate Mine	Otjikoto Mine	Limon Mine	Libertad Mine	Other Mineral Properties	Corporate & Other	Discont. Operations	Total
		$	$	$	$	$	$	$	$

External gold revenue	560,516	283,366	213,052	11,980	96,147	—	60,000	(173,637)	1,051,424
Intersegment gold revenue	—	—	—	56,506	9,004	—	(65,510)	—	—
Production costs	144,041	120,876	85,528	47,388	77,869	—	—	(125,257)	350,445
Depreciation & depletion	116,491	55,382	76,325	25,254	32,977	—	285	(58,231)	248,483
Write-down mineral property interests	—	—	1,758	—	—	7,640	—	(4,780)	4,618
(Reversal) impairment of long-lived assets	—	—	—	(13,434)	50,601	18,186	—	(37,167)	18,186
Current income tax, withholding and other taxes	83,831	18,540	1,566	921	4,337	5	—	(5,263)	103,937
Net income (loss)	147,637	62,203	6,387	(13,382)	(71,161)	(25,730)	(60,833)	—	45,121
Capital expenditures	82,766	52,846	52,575	28,255	20,941	34,211	254	—	271,848
Total assets	1,183,471	523,063	434,110	85,443	59,834	229,129	32,754	—	2,547,804

The Company’s mining interests are located in the following geographical locations:

	2019	2018
	$	$
Mining interests
Mali	1,094,998	1,051,327
Philippines	519,802	433,488
Namibia	325,366	345,417
Burkina Faso	79,087	98,867
Nicaragua	53,471	87,576
Colombia	87,495	82,308
Finland	6,697	5,947
Canada	2,160	680
Other	8,391	1,565
	2,177,467	2,107,175